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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                   Investment Company Act file number 811-6423

                        Hilliard Lyons Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

 P.O. Box 32760, Louisville, Kentucky                                 40232-2760
(Address of principal executive offices)                              (Zip code)

Joseph C. Curry, Jr.                          William A. Strench
Hilliard Lyons Growth Fund, Inc.              Frost Brown Todd LLC
P.O. Box 32760                                400 West Market Street, 32nd Floor
Louisville, Kentucky 40232-2760               Louisville, Kentucky 40202-3363

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (502) 588-8602

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders follows.

July 19, 2004

Hilliard Lyons Growth Fund

Dear Shareholder:

    The first half of 2004 has been the hallmark of competing forces in the stock market. Record low interest rates and stimulative fiscal policies have helped sustain the economic growth that began in 2003. Also, the lower currency value of the US dollar has made domestic products more price competitive to foreign buyers, which has stimulated overseas demand for US goods. These factors have led to impressive corporate earnings gains of approximately 24% over last year's results. On the negative side, the market has had to deal with a daily dose of media headlines focused on the difficulties in Iraq, the uncertainties of the upcoming presidential election, higher oil prices, corporate malfeasance and the possibility of future interest rate hikes from the Federal Reserve.

    It is our opinion that competing forces such as these are going to be around for a while and market volatility could be the norm. We feel that this is a time to stay even more diligent and disciplined in one's investment approach. In fact, volatility creates opportunities for those with a rational discipline and a long-term time horizon. Our focus has always been on investing in companies of the highest quality, with excellent growth potential, and priced at a valuation that will allow that growth potential to be realized by patient investors. These companies have great products, leadership positions in their industries and excellent management teams. In volatile times like today, these are the companies we want to stay invested in as we are confident in their long-term outlook.

    During the first six months of the year domestic large capitalization growth stocks continued some of the positive momentum begun in 2003, albeit at a much more modest pace. Specifically, the Russell 1000 Growth Index, which is the best comparable benchmark for your fund, was up 2.74%. The Hilliard Lyons Growth Fund returned 1.98% during these first six months. Investments positioned toward a rebound in advertising, capital markets activity and corporate spending did not help the fund's performance as the market has yet to reward those trends despite the clear evidence to their existence.

    For the more important longer-term performance of the fund over the past five-year and three-year periods, performance of your fund has significantly outperformed its benchmark, the Russell 1000 Growth. The five-year annualized rate of return of the fund for the period ending June 30, 2004 was -3.4% versus -6.5% for the benchmark. The three-year annualized rate of return of the fund for the period ending June 30, 2004 was -2.6% versus -3.7% for the benchmark. Our emphasis on quality and risk control has added value with the Standard Deviation (volatility or risk measurement) of the fund at 18.9 versus 23.9 for the benchmark or approximately 20% lower.

    This is the first shareholder letter I have written you as the fund has made a change in managers and I have just recently taken on the position of Portfolio Manager of your fund.

This has been a smooth transition as I have been co-manager of the fund since last fall and a portfolio manager with Hilliard Lyons Asset Management for the past seven years. Prior to joining HLAM, I spent thirteen years with Morgan Stanley's Institutional Division working in New York and San Francisco. I received my BS degree from Vanderbilt University and my MBA from the Kellogg School at Northwestern with Honors distinction at both institutions. It is important to understand that the eleven other investment professionals of Hilliard Lyons Asset Management support me in the management of your fund. Hilliard Lyons Asset Management is an organization of career investment professionals with cumulative experience of over 200 years and diverse industry expertise.

    While this may be a time of market uncertainty, I can assure you that this is also a time when you can be completely certain that we are working hard and are dedicated to being the best high quality growth manager we can be.

    We thank you for your continued confidence in managing your fund.

    Sincerely,


/s/ Ted B. Bates, Jr.
 TED B. BATES, JR.
 Portfolio Manager

                       HILLIARD LYONS GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                 June 30, 2004

COMMON STOCKS -- 99.4%
--------------------------------------------------------------------------------

                                             Market
Shares  Company                              Value
------  -------                            -----------
         INDUSTRIALS -- 2.6%
        ---------------------------------------------

22,800  Dover Corp........................ $   951,460
                                           -----------
                                               951,460
         CONSUMER DISCRETIONSARY -- 22.6%
        ---------------------------------------------

52,900* Comcast Corp. Class A.............   1,482,787
35,800  Harley Davidson Inc...............   2,217,452
40,200  Home Depot Inc....................   1,415,040
22,000  Omnicom Group.....................   1,669,580
40,000  Viacom Inc. Class B...............   1,428,800
                                           -----------
                                             8,213,659
         CONSUMER STAPLES -- 8.9%
        ---------------------------------------------

29,900  Pepsico Inc.......................   1,611,012
44,970  Walgreen Co.......................   1,628,364
                                           -----------
                                             3,239,376
         FINANCIAL -- 22.3%
        ---------------------------------------------

35,780  American International Group Inc..   2,550,398
22,800  Federal Home Loan Mortgage Corp...   1,443,240
34,700  Morgan Stanley Dean Witter Co.....   1,831,119
35,830  SEI Investments Co................   1,040,503
49,300  Synovus Financial Corp............   1,248,276
                                           -----------
                                             8,113,536
         HEALTH CARE -- 18.0%
        ---------------------------------------------

16,400  Allergan Inc......................   1,468,128
13,500* Amgen Inc.........................     736,695
21,800  Cardinal Health Inc...............   1,527,090
26,260  Johnson & Johnson.................   1,462,682
39,620  Pfizer Inc........................   1,358,174
                                           -----------
                                             6,552,769

                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                      SCHEDULE OF INVESTMENTS--continued
                                  (UNAUDITED)
                                 June 30, 2004

                                                          Market
Shares  Company                                           Value
------  -------                                         -----------
         INFORMATION TECHNOLOGY -- 25.0%
        -----------------------------------------------------------

34,230  Automatic Data Processing Inc.................. $ 1,433,552
82,600* Applied Materials Inc..........................   1,620,612
21,000  First Data Corp................................     890,400
 8,160  International Business Machines................     718,423
47,000  Microsoft Corp.................................   1,342,320
88,500  Nokia Corp.....................................   1,286,790
38,100* Waters Corp....................................   1,820,418
                                                        -----------
                                                          9,112,515
                                                        -----------
        Total Common Stocks............................  36,183,315
        TOTAL INVESTMENTS (Cost -- $24,189,514) (99.4%)  36,183,315
        Liabilities in excess of other assets (0.6%)...     229,333
                                                        -----------
        Net assets (100.0%)............................ $36,412,648
                                                        ===========

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets for the Fund.

*Non-income producing security.

                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2004

ASSETS:
Investments at market value (cost $24,189,514)................................... $36,183,315
Cash.............................................................................     410,361
Receivables:
 Dividends.......................................................................      22,597
 Fund shares sold................................................................         783
Prepaid expenses.................................................................      29,478
                                                                                  -----------
   Total Assets.................................................................. $36,646,534
                                                                                  ===========
LIABILITIES:
Fund shares redeemed.............................................................     126,367
Management fee -- Note B.........................................................      11,733
Accrued expenses.................................................................      95,786
                                                                                  -----------
   Total Liabilities.............................................................     233,886
                                                                                  ===========
NET ASSETS:
Common stock ($.001 par value; 150,000,000 shares authorized and 1,453,736 shares
  issued and outstanding)........................................................       1,454
Paid-in surplus..................................................................  21,691,075
Accumulated undistributed net realized gain on investments.......................   2,803,375
Net unrealized appreciation on investments.......................................  11,993,801
Accumulated net investment loss -- Note B........................................     (77,057)
                                                                                  -----------
   Total Net Assets.............................................................. $36,412,648
                                                                                  ===========
Net assets
 Investor A shares............................................................... $31,507,497
 Investor B shares...............................................................   4,905,151
                                                                                  -----------
                                                                                  $36,412,648
                                                                                  ===========
Shares of capital stock
 Investor A shares...............................................................   1,249,291
 Investor B shares...............................................................     204,445
                                                                                  -----------
                                                                                    1,453,736
                                                                                  ===========
Net asset value per share
 Investor A shares -- redemption price per share................................. $     25.22
                                                                                  ===========
 Investor B shares -- offering price per share*.................................. $     23.99
                                                                                  ===========
Maximum sales charge (Investor A)................................................        4.75%
Maximum offering price per share (100%/(100%-maximum sales charge
  of net asset value adjusted to nearest cent)) (Investor A)..................... $     26.48
                                                                                  ===========

*Redemption price of Investor B shares varies based on length of time shares are held.

                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)
                    For the six months ended June 30, 2004

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $4,648)................ $   198,485
Interest..............................................................         175
                                                                       -----------
       Total investment income........................................     198,660

EXPENSES:
Management fees -- Note B.............................................     157,538
12b-1 expenses (Investor A) -- Note B.................................      42,658
12b-1 expenses (Investor B) -- Note B.................................      26,291
Transfer agent fees (Investor A)......................................      20,020
Transfer agent fees (Investor B)......................................      23,660
Custodian fees........................................................      24,570
Audit fees............................................................      19,110
Directors' fees.......................................................      16,380
Shareholder reports...................................................      16,380
Insurance expense.....................................................      28,689
Legal fees............................................................      18,200
Filing fees...........................................................       7,280
Trade association.....................................................         900
                                                                       -----------
                                                                           401,676
                                                                       -----------
Waiver of management fees by Adviser -- Note B........................    (125,959)
       Net expenses...................................................     275,717
                                                                       -----------
          Net investment loss.........................................     (77,057)

REALIZED GAIN AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized gain on investments...................................   2,803,660
   Net change in unrealized appreciation on investments...............  (1,931,463)
                                                                       -----------
       Net realized and unrealized gain on investments................     872,197
                                                                       -----------
          Net increase in net assets resulting from operations........ $   795,140
                                                                       ===========


                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                       For the six    For the year
                                                                       months ended       ended
                                                                           2004     December 31, 2003
                                                                       ------------ -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment loss................................................ $   (77,057)    $  (155,419)
   Net realized gain on investments...................................   2,803,660       4,623,475
   Net change in unrealized appreciation/depreciation on investments..  (1,931,463)      2,747,503
                                                                       -----------     -----------
       Net increase in net assets from operations.....................     795,140       7,215,559
                                                                       -----------     -----------

DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS FROM:
   Net investment income..............................................           0               0
   Net realized gain on investments...................................           0      (4,991,741)
                                                                       -----------     -----------
       Total distributions............................................           0      (4,991,741)
                                                                       -----------     -----------

DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS FROM:
   Net investment income..............................................           0               0
   Net realized gain on investments...................................           0        (873,317)
                                                                       -----------     -----------
       Total distributions............................................           0        (873,317)
                                                                       -----------     -----------

FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from 0 and 238,550 shares issued in reinvestment of
     dividends, respectively..........................................           0       5,753,553
   Proceeds from 35,197 and 61,949 shares sold, respectively..........     888,730       1,495,539
   Cost of 276,381 and 355,085 shares repurchased, respectively.......  (6,917,471)     (8,743,071)
                                                                       -----------     -----------
       Net decrease in net assets from capital share transactions.....  (6,028,741)     (1,493,979)
                                                                       -----------     -----------
          Total decrease in net assets................................  (5,233,601)       (143,478)

NET ASSETS:
   Beginning of period................................................  41,646,249      41,789,727
                                                                       -----------     -----------
   End of period (includes undistributed capital gain of $285 and $0
     respectively).................................................... $36,412,648     $41,646,249
                                                                       ===========     ===========


                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2004

NOTE A -- ACCOUNTING POLICIES

Hilliard Lyons Growth Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated under the laws of the state of Maryland and commenced operations on January 6, 1992. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund issues two classes of shares: Investor A shares and Investor B shares. The Investor A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. Redemptions of Investor B shares made within 5 years of purchase are subject to a contingent deferred sales charge in accordance with the Fund's prospectus. Each Investor Class A and Class B share of the Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B shares bear the expense of higher distribution fees, which is expected to cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to its own distribution arrangements.

SECURITY VALUATION: Securities traded on a national securities exchange are valued at the last sales price. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ official closing price ("NOCP"). Securities traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations except that bonds not traded on a securities exchange nor quoted on the NASDAQ System will be valued at prices provided by a recognized pricing service unless the Adviser believes that such price does not represent a fair value. Short-term instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Other securities and assets will be valued at fair value, as determined in good faith by the Adviser under procedures established by, and under the supervision and responsibility of, the Fund's Board of Directors.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government Agency obligations. It is the policy of the Fund to take possession of securities under repurchase agreement. U.S. Treasury and U.S. Government Agency obligations pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements provide that the market value of the securities plus accrued interest on the securities is greater than or equal to the repurchase price plus accrued interest at all times. In the event of default or bankruptcy by the other party to the agreements, the Fund maintains the right to sell the underlying securities at market value; however, realization and/or retention of the securities may be subject to legal proceedings.

SHARE VALUATION: The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price per share of Class A shares is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B shares is equal to the net asset value per share.

The redemption price per share of the Fund, including each class of shares, is equal to the net asset value per share. However, Class B shares are subject to a contingent deferred sales charge in accordance with the Fund's prospectus if redeemed within five years from the date of purchase.

FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability. The Fund intends to utilize provisions of Federal income tax laws which allow a realized capital loss to be carried forward for eight years following the year of loss and offset such losses against any future realized gains. The historical GAAP basis analysis of net assets does not materially differ from the tax basis components of net assets.

For the six months ended June 30, 2004, the cost and related gross unrealized appreciation and depreciation on a book and tax basis were as follows:

           Cost of investments for tax purposes.......... $24,189,514
                                                          -----------
           Gross tax unrealized appreciation............. $12,868,374
           Gross tax unrealized depreciation.............     874,573
                                                          -----------
           Net tax unrealized appreciation on investments $11,993,801
                                                          ===========

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                              12/31/03  12/31/02
                                             ---------- --------
                Distributions declared from:
                Ordinary Income............. $    4,459    $0
                Long-term capital gain......  5,860,599     0
                                             ----------    --
                Total distributions declared $5,865,058    $0
                                             ==========    ==

At June 30, 2004 the Fund had long-term capital gain distributable earnings of $2,803,375.

DIVIDEND POLICY: It is the policy of the Fund to make distributions annually of its net investment income and its net realized capital gains, if any, at the end of the year in which earned or at the beginning of the next year. Dividends and capital gain distributions will normally be reinvested in additional shares at net asset value without a sales charge, unless otherwise elected at purchase.

USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ALLOCATIONS BETWEEN CLASSES: Investment income earned, realized capital gains and losses and unrealized appreciation and depreciation for the Fund are allocated daily to each Class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged daily to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares based upon its proportionate share of total net assets of the Fund.

OTHER: The accounts of the Fund are kept on the accrual basis of accounting. Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date.

NOTE B -- RELATED PARTY TRANSACTION

The investment adviser, Hilliard Lyons Investment Advisors (the "Adviser") is a division of J. J. B. Hilliard, W. L. Lyons, Inc. Under the Investment Advisory Agreement, the Adviser receives a fee, accrued daily and paid quarterly, at an annual rate of .80% of the Fund's average daily net assets. The Adviser has voluntarily agreed to reduce the fee payable to it under the Advisory Agreement and, if necessary, reimburse the Fund on a quarterly basis, by the amount by which the Fund's total annualized operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses but including the Adviser's compensation) for the fiscal year ending December 31, 2003 exceed 1.30% of average daily net assets for Class A share investors and 2.05% for Class B share investors. For the six months ended June 30, 2004, the waiver of the management fees amounted to $91,331 for the Class A share investors and $14,063 for Class B share investors. In addition management reimbursed $20,565 of other expenses for Class B share investors.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Fund reimburses the Distributor quarterly at an annualized rate of up to .25% for Class A share investors and up to 1.00% for Class B share investors of the Fund's average daily net assets for distribution expenses actually incurred, provided the expenses for which reimbursement is made are primarily intended to result in the sale of Fund shares and are approved by the Fund's Board of Directors. Expenses for which the Distributor may be reimbursed under the Plan include, but are not limited to, payments to investment brokers of the Distributor and to authorized dealers for distribution of shares of the Fund and for promotion of the maintenance of holdings by established shareholders and shareholder servicing.

J.J.B. Hilliard, W.L. Lyons, Inc., the Distributor, received sales charges of approximately $1,073 during the six months ended June 30, 2004. The Hilliard Lyons Profit Sharing Plan, as directed by each participant, owns 243,653 shares of the Fund as of June 30, 2004.

No compensation is paid by the Fund to officers of the Fund and directors who are affiliated with the Adviser. The Fund pays each unaffiliated director an annual retainer of $5,000 and a fee of $1,000 for each board or committee meeting attended and all expenses the directors incur in attending meetings. Total fees paid to directors for the six months ended June 30, 2004 were $15,320. Transfer agent fees are paid to State Street Bank & Trust Co.

NOTE C -- PORTFOLIO TRANSACTIONS

For the six months ended June 30, 2004, purchases and proceeds from sale of investment securities (excluding short-term securities) were $1,365,403 and $7,844,146, respectively.

NOTE D -- CAPITAL TRANSACTIONS

                                                             For the six  For the year
                                                            months ended      ended
                                                            June 30, 2004 December 2003
                                                            ------------- -------------
CAPITAL TRANSACTIONS:
Investor A shares:
   Proceeds from shares issued.............................  $   829,088   $ 1,345,149
   Dividends reinvested....................................            0     4,896,805
   Shares redeemed.........................................   (5,828,033)   (6,591,269)
                                                             -----------   -----------
   Change in net assets from Investor A share transactions.  $(4,998,945)  $  (349,315)
                                                             ===========   ===========
Investor B shares:
   Proceeds from shares issued.............................  $    59,642   $   150,390
   Dividends reinvested....................................            0       856,748
   Shares redeemed.........................................   (1,089,438)   (2,151,802)
                                                             -----------   -----------
   Change in net assets from Investor B share transactions.  $(1,029,796)  $(1,144,664)
                                                             ===========   ===========

SHARE TRANSACTIONS:
Investor A shares:
   Issued..................................................       32,710        55,579
   Reinvested..............................................            0       201,687
   Redeemed................................................     (231,069)     (265,469)
                                                             -----------   -----------
   Change in Investor A shares.............................     (198,359)       (8,203)
                                                             ===========   ===========
Investor B shares:
   Issued..................................................        2,487         6,370
   Reinvested..............................................            0        36,863
   Redeemed................................................      (45,312)      (89,616)
                                                             -----------   -----------
   Change in Investor B shares.............................      (42,825)      (46,383)
                                                             ===========   ===========

                             FINANCIAL HIGHLIGHTS

   The following per share data and ratios have been derived from information provided by the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                                         Investor A
                                                      --------------------------------------------------------------------
                                                       For the Six
                                                      Months Ended                     For the Year Ended December 31,
                                                      June 30, 2004    ---------------------------------------------------
                                                       (UNAUDITED)         2003         2002         2001         2000
                                                      -------------    -------      -------      -------      -------
Net asset value:
  Beginning of period................................    $ 24.73       $ 24.02      $ 30.89      $ 33.89      $ 33.71
                                                         -------       -------      -------      -------      -------
Net investment income/(loss).........................      (0.04)        (0.07)       (0.08)       (0.12)       (0.06)
Net realized and unrealized gain(loss) on investments       0.53          4.58        (6.79)       (2.88)        0.24
                                                         -------       -------      -------      -------      -------
Total from investment operations.....................       0.49          4.51        (6.87)       (3.00)        0.18
                                                         -------       -------      -------      -------      -------
Less dividends from:
  Net investment income..............................      (0.00)        (0.00)       (0.00)       (0.00)       (0.00)
  Realized gains.....................................      (0.00)        (3.80)       (0.00)       (0.00)       (0.00)
Total distributions..................................      (0.00)        (3.80)       (0.00)       (0.00)       (0.00)
                                                         -------       -------      -------      -------      -------
Net asset value:
  End of period......................................    $ 25.22       $ 24.73      $ 24.02      $ 30.89      $ 33.89
                                                         =======       =======      =======      =======      =======
Total Investment Return (Excludes sales charge)......       1.98%**      19.07%      (22.20%)      (8.85%)       0.53%
SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses to average net assets....       1.30%(f)*     1.30%(e)     1.29%(d)     1.25%(c)     1.29%(b)
Ratio of net investment income to average net assets.      (0.29%)(f)*   (0.27%)(e)   (0.32%)(d)   (0.36%)(c)   (0.17%)(b)
Portfolio turnover rate (g)..........................       5.95%        27.81%       19.06%       19.05%       34.19%
Net assets, end of period (000s ommitted)............    $31,508       $35,806      $34,963      $51,402      $62,884

                                                      --------


                                                      --------
                                                         1999
                                                      -------
Net asset value:
  Beginning of period................................ $ 33.49
                                                      -------
Net investment income/(loss).........................    0.11
Net realized and unrealized gain(loss) on investments    0.98
                                                      -------
Total from investment operations.....................    1.09
                                                      -------
Less dividends from:
  Net investment income..............................   (0.09)
  Realized gains.....................................   (0.78)
Total distributions..................................   (0.87)
                                                      -------
Net asset value:
  End of period...................................... $ 33.71
                                                      =======
Total Investment Return (Excludes sales charge)......    3.23%
SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses to average net assets....    1.29%(a)
Ratio of net investment income to average net assets.    0.30%(a)
Portfolio turnover rate (g)..........................   24.60%
Net assets, end of period (000s ommitted)............ $87,293

                                                                                        Investor B
                                                      ------------------------------------------------------------------
                                                       For the Six
                                                      Months Ended                    For the Year Ended December 31,
                                                      June 30, 2004   --------------------------------------------------
                                                       (UNAUDITED)       2003         2002         2001         2000
                                                      -------------   ------      -------      -------      -------
Net asset value:
  Beginning of period................................    $23.62       $23.25      $ 30.12      $ 33.31      $ 33.38
                                                         ------       ------      -------      -------      -------
Net investment income/(loss).........................     (0.13)       (0.25)       (0.49)       (0.26)       (0.37)
Net realized and unrealized gain(loss) on investments      0.50         4.42        (6.38)       (2.93)        0.30
                                                         ------       ------      -------      -------      -------
Total from investment operations.....................      0.37         4.17        (6.87)       (3.19)       (0.07)
                                                         ------       ------      -------      -------      -------
Less dividends from:
  Net investment income..............................     (0.00)       (0.00)       (0.00)       (0.00)       (0.00)
  Realized gains.....................................     (0.00)       (3.80)       (0.00)       (0.00)       (0.00)
Total distributions..................................     (0.00)       (3.80)       (0.00)       (0.00)       (0.00)
                                                         ------       ------      -------      -------      -------
Net asset value:
  End of period......................................    $23.99       $23.62      $ 23.25      $ 30.12      $ 33.31
                                                         ======       ======      =======      =======      =======
Total Investment Return (Excludes sales charge)......      1.57%**     18.21%      (22.81%)      (9.61%)       (.21%)
SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses to average net assets....      2.05%(f)*    2.05%(e)     2.04%(d)     2.05%(c)     2.05%(b)
Ratio of net investment income to average net assets.     (1.04%)(f)*  (1.02%)(e)   (1.07%)(d)   (1.15%)(c)   (0.93%)(b)
Portfolio turnover rate (g)..........................      5.95%       27.81%       19.06%       19.05%       34.19%
Net assets, end of period (000s ommitted)............    $4,905       $5,840      $ 6,827      $11,129      $10,395

                                                      --------


                                                      --------
                                                          1999
                                                      -------
Net asset value:
  Beginning of period................................ $ 33.33
                                                      -------
Net investment income/(loss).........................   (0.14)
Net realized and unrealized gain(loss) on investments    0.97
                                                      -------
Total from investment operations.....................    0.83
                                                      -------
Less dividends from:
  Net investment income..............................   (0.00)
  Realized gains.....................................   (0.78)
Total distributions..................................   (0.78)
                                                      -------
Net asset value:
  End of period...................................... $ 33.38
                                                      =======
Total Investment Return (Excludes sales charge)......    2.44%
SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses to average net assets....    2.04%(a)
Ratio of net investment income to average net assets.   (0.44%)(a)
Portfolio turnover rate (g)..........................   24.60%
Net assets, end of period (000s ommitted)............ $13,343

(a)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.32% and 0.28% for A shares and 2.34% and (0.74%) for B shares, respectively, for the year ended December, 31, 1999.
(b)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.37% and (0.25%) for A shares and 2.58% and (1.46%) for B shares, respectively, for the year ended December, 31, 2000.
(c)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.44% and (0.55%) for A shares and 2.57% and (1.67%) for B shares, respectively, for the year ended December, 31, 2001.
(d)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.46% and (.49%) for A shares and 2.68% and (1.71%) for B shares, respectively, for the year ended December 31, 2002.
(e)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.82% and (0.79%) for A shares and 3.59% and (2.55%) for B shares, respectively, for the year ended December 31, 2003.
(f)Net of voluntary management fee waiver by the Adviser for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.84% and (0.83%) for A shares and 3.37% and (2.36%) for B shares, respectively, for the (6) six months ended June 30, 2004.
(g)Portfolio turnover rate is calculated on the basis of the portfolios as a whole without distinguishing between the classes of shares issued.
*  Annualized
** Not annualized

                            DIRECTORS AND OFFICERS

                              BOARD OF DIRECTORS

James R. Allen
Stewart E. Conner
                 William A. Blodgett, Jr.

                                   OFFICERS

James R. Allen -- President
Joseph C. Curry, Jr. -- Vice President and Treasurer
Timothy R. Riordan -- Secretary
Dianna P. Wengler -- Asst. Secretary

                                  DISTRIBUTOR

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40232-2760
(502) 588-8400

                         TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
P.O. Box 1912
Boston, Massachusetts 02266

                                 LEGAL COUNSEL

Frost Brown Todd LLC
400 West Market Street, 32/nd/ Floor
Louisville, Kentucky 40202

                        INDEPENDENT PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
1700 Market Street, 25th Floor
Philadelphia, Pennsylvania 19103

This report is intended for the information of share-holders of the Hilliard Lyons Growth Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

                              SEMI-ANNUAL REPORT
                                 June 30, 2004

--------------------------------------------------------------------------------
[LOGO] Hilliard Lyons Growth Fund
                              Semi-Annual Report
                                 June 30, 2004
                       J.J.B. Hilliard, W.L. Lyons, Inc.
                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                                (502) 588-8400
                                (800) 444-1854
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to open-end investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Please see schedule of investments contained in the Report to Stockholders under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Within the 90-day period prior to the filing of this report, the registrant's management carried out an evaluation, with the participation of the principal executive officer and principal financial officer, of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based on their evaluation, the principal executive officer and principal financial officer believe that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's President and Treasurer as appropriate to allow timely decisions regarding required disclosure.

         (b) There have been no changes in the registrant's internal control over financial reporting during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(1) Not applicable to semi-annual reports.

         (a)(2)

         Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

         (a)(3) Not applicable to open-end investment companies.

         (b)

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             HILLIARD LYONS GROWTH FUND, INC.


By (Signature and Title)
                         ------------------------------
                         James R. Allen
                         President

Date: August 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                         ------------------------------
                         Joseph C. Curry, Jr.
                         Vice President and Treasurer

Date: August 4, 2004


By (Signature and Title)
                         ------------------------------
                         James R. Allen
                         President

Date: August 4, 2004